Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade and Other Payables

	December 31,
	2022	2021
	£’000s	£’000s
Trade payables	2,886	2,285
Social security and other taxes	167	190
Other payables	25	24

Total	3,078	2,499